Intangible assets - Other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 2,697	€ 2,470	€ 2,853
Net additions and disposals	1,538	1,768	1,568
Change in scope of consolidation	414	(124)	(7)
Amortization and impairment	(1,577)	(1,286)	(1,832)
Exchange differences and other	(158)	(131)	(112)
Intangible assets, end balance	2,914	2,697	2,470
Impairment losses	174	11	586
Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(4,848)	(3,873)	(3,623)
Change in scope of consolidation	(64)		20
Amortization and impairment	(1,403)	(1,275)	(1,246)
Application of amortization and impairment	694	716	663
Exchange differences and other	235	(416)	313
Intangible assets, end balance	(5,386)	(4,848)	(3,873)
Impairment losses
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(297)	(423)	(229)
Amortization and impairment	(174)	(11)	(586)
Application of amortization and impairment	111	185	386
Exchange differences and other	120	(48)	6
Intangible assets, end balance	(240)	(297)	(423)
Brand names | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	39	49	61
Net additions and disposals		1
Change in scope of consolidation			(2)
Application of amortization and impairment		(11)	(17)
Exchange differences and other	(4)		7
Intangible assets, end balance	€ 35	€ 39	€ 49
IT developments | Minimum
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years	3 years
IT developments | Maximum
Intangible assets - Other intangible assets
Estimated useful life	7 years	7 years	7 years
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 6,558	€ 5,411	€ 5,350
Net additions and disposals	1,470	1,726	1,481
Change in scope of consolidation	42		(25)
Application of amortization and impairment	(679)	(890)	(951)
Exchange differences and other	(446)	311	(444)
Intangible assets, end balance	6,945	6,558	5,411
IT developments | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(4,240)	(3,353)	(3,096)
Change in scope of consolidation	(14)		20
Amortization and impairment	(1,310)	(1,168)	(1,138)
Application of amortization and impairment	627	716	613
Exchange differences and other	216	(435)	248
Intangible assets, end balance	(4,721)	(4,240)	(3,353)
Other intangibles | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	1,245	1,306	1,294
Net additions and disposals	68	41	87
Change in scope of consolidation	436	(124)
Application of amortization and impairment	(126)		(81)
Exchange differences and other	(63)	22	6
Intangible assets, end balance	1,560	1,245	1,306
Other intangibles | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(608)	(520)	(527)
Change in scope of consolidation	(50)
Amortization and impairment	(93)	(107)	(108)
Application of amortization and impairment	67		50
Exchange differences and other	19	19	65
Intangible assets, end balance	€ (665)	€ (608)	€ (520)